UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Brian C. Janssen

New Perspective Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New Perspective Fund® Semi-annual report for the six months ended March 31, 2020

Tap into the growth
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Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

New Perspective Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–12.05%	4.50%	7.69%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.76% for Class A shares as of the prospectus dated December 1, 2019. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are New Perspective Fund’s results for the six months ended March 31, 2020. Also shown are the results of its primary benchmark, Lipper peer group and the Standard & Poor’s 500 Composite Index.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ANWPX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended March 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/13/73)

New Perspective Fund (Class A shares)	–10.05%	–6.68%	5.75%	8.33%	11.72%
MSCI All Country World Index (ACWI)[1,2]	–14.33	–11.26	2.85	5.88	8.12
Standard & Poor’s 500 Composite Index[3]	–12.31	–6.98	6.73	10.53	10.03
Lipper Global Funds Index	–15.57	–13.29	1.80	5.36	—	[4]

[1]	Source: MSCI. MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends net of withholding taxes. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[2]	From March 13, 1973, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[3]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. The market index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index.
[4]	The Lipper Global Funds Index began operations on December 31, 1983. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Lipper source: Refinitiv Lipper.

New Perspective Fund	1

Summary investment portfolio March 31, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	53.52%
Eurozone*	13.17
Japan	4.89
United Kingdom	4.66
Hong Kong	2.69
Denmark	2.63
Taiwan	2.48
Switzerland	2.37
Canada	1.51
Other countries	5.74
Short-term securities & other assets less liabilities	6.34
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 93.45%	Shares	Value (000)
Information technology 22.72%
Microsoft Corp.	16,637,627	$2,623,920
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	206,441,941	1,842,703
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,502,219	71,791
ASML Holding NV1	3,882,905	1,031,923
ASML Holding NV (New York registered)	1,738,112	454,760
Mastercard Inc., Class A	5,960,072	1,439,715
Visa Inc., Class A	6,841,807	1,102,352
Broadcom Inc.	3,554,518	842,776
PayPal Holdings, Inc.[2]	7,572,051	724,948
ServiceNow, Inc.[2]	2,447,623	701,440
Adobe Inc.[2]	2,064,777	657,095
Samsung Electronics Co., Ltd.[1]	14,509,670	563,905
Keyence Corp.[1]	1,400,440	451,944
Other securities		5,609,419
		18,118,691
2	New Perspective Fund

	Shares	Value (000)
Consumer discretionary 15.04%
Amazon.com, Inc.[2]	1,623,289	$3,164,959
Tesla, Inc.[2]	3,377,612	1,769,869
NIKE, Inc., Class B	9,606,499	794,842
LVMH Moët Hennessy-Louis Vuitton SE1	1,684,052	625,113
Naspers Ltd., Class N1	3,558,811	505,604
Kering SA1	941,478	491,258
Prosus NV1,2	6,599,429	457,265
Other securities		4,189,435
		11,998,345

Health care 13.96%
Intuitive Surgical, Inc.[2]	2,246,953	1,112,714
Vertex Pharmaceuticals Inc.[2]	3,720,540	885,303
AstraZeneca PLC[1]	8,737,509	780,505
Boston Scientific Corp.[2]	23,791,613	776,320
Thermo Fisher Scientific Inc.	2,567,528	728,151
Regeneron Pharmaceuticals, Inc.[2]	1,395,212	681,268
Zoetis Inc., Class A	4,697,110	552,803
Seattle Genetics, Inc.[2]	4,024,620	464,361
Other securities		5,156,473
		11,137,898

Financials 10.01%
JPMorgan Chase & Co.	12,039,494	1,083,916
AIA Group Ltd.[1]	119,958,000	1,079,178
London Stock Exchange Group PLC[1]	10,358,068	933,279
CME Group Inc., Class A	5,075,493	877,604
Moody’s Corp.	2,974,540	629,115
Chubb Ltd.	3,852,704	430,309
BlackRock, Inc.	976,810	429,767
Other securities		2,520,156
		7,983,324

Communication services 8.94%
Facebook, Inc., Class A2	14,093,624	2,350,816
Alphabet Inc., Class C2	761,752	885,773
Alphabet Inc., Class A2	634,046	736,730
Netflix, Inc.[2]	3,498,755	1,313,782
Activision Blizzard, Inc.[2]	7,078,373	421,022
Other securities		1,418,609
		7,126,732

Consumer staples 7.15%
Nestlé SA1	9,765,707	1,006,534
Costco Wholesale Corp.	2,170,275	618,811
Pernod Ricard SA1	3,967,050	564,269
Mondelez International, Inc.	10,481,578	524,917
Other securities		2,985,615
		5,700,146

New Perspective Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials 6.59%
Safran SA1	6,238,107	$548,305
Honeywell International Inc.	3,983,618	532,968
Airbus SE, non-registered shares[1]	8,088,657	524,818
Other securities		3,647,892
		5,253,983

Materials 4.52%
Koninklijke DSM NV1	5,339,413	606,740
Sherwin-Williams Co.	985,313	452,771
Vale SA, ordinary nominative (ADR)	46,719,719	387,307
Vale SA, ordinary nominative	7,577,155	63,025
Other securities		2,099,054
		3,608,897

Energy 2.03%
Other securities		1,616,340

Utilities 1.47%
Ørsted AS1	5,521,811	542,269
Other securities		627,364
		1,169,633

Real estate 1.02%
Other securities		814,937

Total common stocks (cost: $53,378,678,000)		74,528,926

Preferred securities 0.19%
Other 0.19%
Other securities		146,843

Total preferred securities (cost: $182,158,000)		146,843

Bonds, notes & other debt instruments 0.02%	Principal amount (000)
Corporate bonds & notes 0.02%
Other securities		15,080

Total bonds, notes & other debt instruments (cost: $20,447,000)		15,080

Short-term securities 5.88%	Shares
Money market investments 5.88%
Capital Group Central Cash Fund 1.00%[3]	46,018,919	4,603,732
Blackrock FedFund 0.33%[3,4]	35,000,000	35,000
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.43%[3,4]	19,242,833	19,243
Goldman Sachs Financial Square Government Fund 0.34%[3,4]	18,000,000	18,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.25%[3,4]	10,000,000	10,000
State Street Institutional U.S. Government Money Market Fund 0.32%[3,4]	5,000,000	5,000

4	New Perspective Fund

	Shares	Value (000)
RBC U.S. Government Money Market Fund 0.82%[3,4]	1,000,000	$1,000
Fidelity Institutional Money Market Funds - Government Portfolio 0.30%[3,4]	400,000	400
		4,692,375

Total short-term securities (cost: $4,690,704,000)		4,692,375
Total investment securities 99.54% (cost: $58,271,987,000)		79,383,224
Other assets less liabilities 0.46%		368,747

Net assets 100.00%		$79,751,971

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes a security (with a value of $15,080,000, which represented .02% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities on loan. The total value of securities on loan was $83,900,000, which represented .11% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.84%
Information technology 0.32%
Smartsheet Inc., Class A2	—	6,093,367	12,443	6,080,924
Consumer discretionary 0.09%
Hilton Grand Vacations Inc.[2]	4,788,400	—	24,280	4,764,120
Health care 0.21%
Ultragenyx Pharmaceutical Inc.[2]	3,749,088	—	19,009	3,730,079
Agios Pharmaceuticals, Inc.[2,5]	3,361,622	285,900	414,619	3,232,903
Industrials 0.22%
Aggreko PLC[1]	16,631,477	—	84,330	16,547,147
PageGroup PLC[1]	12,737,702	4,375,917	74,552	17,039,067

New Perspective Fund	5

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Common stocks 0.84%
Information technology 0.32%
Smartsheet Inc., Class A2	$28	$8,769	$—	$252,419
Consumer discretionary 0.09%
Hilton Grand Vacations Inc.[2]	135	(77,439)	—	75,130
Health care 0.21%
Ultragenyx Pharmaceutical Inc.[2]	(156)	6,306	—	165,727
Agios Pharmaceuticals, Inc.[2,5]	(30,194)	39,307	—	—
				165,727
Industrials 0.22%
Aggreko PLC[1]	34	(69,394)	—	99,683
PageGroup PLC[1]	99	(15,341)	—	76,815
				176,498
Total common stocks				669,774
Total 0.84%	$(30,054)	$(107,792)	$—	$669,774

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $27,996,342,000, which represented 35.10% of the net assets of the fund. This amount includes $27,816,225,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 3/31/2020.
[4]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[5]	Unaffiliated issuer at 3/31/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

6	New Perspective Fund

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $57,352,349)	$78,713,450
Affiliated issuers (cost: $919,638)	669,774	$79,383,224
Cash		115
Cash denominated in currencies other than U.S. dollars (cost: $33,417)		33,544
Receivables for:
Sales of investments	313,606
Sales of fund’s shares	180,354
Dividends and interest	163,214
Securities lending income	27
Other	1,340	658,541
		80,075,424

Liabilities:
Collateral for securities on loan		88,643
Payables for:
Purchases of investments	94,310
Repurchases of fund’s shares	81,524
Investment advisory services	25,901
Services provided by related parties	14,230
Trustees’ deferred compensation	5,254
Non-U.S. taxes	10,517
Other	3,074	234,810
Net assets at March 31, 2020		$79,751,971

Net assets consist of:
Capital paid in on shares of beneficial interest		$57,820,744
Total distributable earnings		21,931,227
Net assets at March 31, 2020		$79,751,971

See notes to financial statements.

New Perspective Fund	7

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,070,223 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$37,094,236	960,414		$38.62
Class C	1,192,380	32,304		36.91
Class T	10	—	*	38.59
Class F-1	1,482,367	38,644		38.36
Class F-2	9,502,384	246,922		38.48
Class F-3	5,187,495	134,291		38.63
Class 529-A	1,901,356	49,885		38.11
Class 529-C	194,072	5,268		36.84
Class 529-E	70,260	1,864		37.70
Class 529-T	12	—	*	38.58
Class 529-F-1	130,153	3,425		38.00
Class R-1	55,503	1,516		36.61
Class R-2	430,188	11,639		36.96
Class R-2E	52,339	1,379		37.95
Class R-3	1,197,621	31,789		37.67
Class R-4	1,637,810	43,061		38.03
Class R-5E	144,427	3,769		38.32
Class R-5	1,341,078	34,751		38.59
Class R-6	18,138,280	469,302		38.65

*	Amount less than one thousand.

See notes to financial statements.

8	New Perspective Fund

Statement of operations	unaudited
for the six months ended March 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $31,924)	$591,949
Interest	1,162
Securities lending income (net of fees)	27	$593,138
Fees and expenses*:
Investment advisory services	173,601
Distribution services	76,219
Transfer agent services	32,189
Administrative services	13,978
Reports to shareholders	1,411
Registration statement and prospectus	1,447
Trustees’ compensation	449
Auditing and legal	190
Custodian	3,469
Other	972	303,925
Net investment income		289,213

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,311,704
Affiliated issuers	(30,054)
Currency transactions	(6,021)	1,275,629
Net unrealized depreciation on:
Investments:
Unaffiliated issuers	(10,368,453)
Affiliated issuers	(107,792)
Currency translations	(6,532)	(10,482,777)
Net realized gain and unrealized depreciation		(9,207,148)

Net decrease in net assets resulting from operations		$(8,917,935)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

New Perspective Fund	9

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2020*	Year ended September 30, 2019
Operations:
Net investment income	$289,213	$786,621
Net realized gain	1,275,629	2,665,924
Net unrealized depreciation	(10,482,777)	(1,278,653)
Net (decrease) increase in net assets resulting from operations	(8,917,935)	2,173,892

Distributions paid to shareholders	(3,547,007)	(5,328,174)

Net capital share transactions	2,912,269	6,388,417

Total (decrease) increase in net assets	(9,552,673)	3,234,135

Net assets:
Beginning of period	89,304,644	86,070,509
End of period	$79,751,971	$89,304,644

*	Unaudited.

See notes to financial statements.

10	New Perspective Fund

Notes to financial statements	unaudited

1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

New Perspective Fund	11

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

12	New Perspective Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

New Perspective Fund	13

appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

14	New Perspective Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$12,561,769	$5,556,922	$—	$18,118,691
Consumer discretionary	7,658,948	4,339,397	—	11,998,345
Health care	8,376,790	2,761,108	—	11,137,898
Financials	4,696,239	3,287,085	—	7,983,324
Communication services	6,157,241	969,491	—	7,126,732
Consumer staples	1,582,946	4,117,200	—	5,700,146
Industrials	1,940,840	3,313,143	—	5,253,983
Materials	1,841,457	1,767,440	—	3,608,897
Energy	770,951	845,389	—	1,616,340
Utilities	344,693	824,940	—	1,169,633
Real estate	695,567	119,370	—	814,937
Preferred securities	51,986	94,857	—	146,843
Bonds, notes & other debt instruments	—	15,080	—	15,080
Short-term securities	4,692,375	—	—	4,692,375
Total	$51,371,802	$28,011,422	$—	$79,383,224

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

New Perspective Fund	15

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

16	New Perspective Fund

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of March 31, 2020, the total value of securities on loan was $83,900,000, and the total value of collateral received was $88,643,000, which consisted entirely of cash. Investment securities purchased from cash collateral of $88,643,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s summary investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

New Perspective Fund	17

As of and during the period ended March 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$ 923,417
Undistributed long-term capital gains	2,512,410
Post-October capital loss deferral*	(305,480)

*	This deferral is considered incurred in the subsequent year.

As of March 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$ 26,815,966
Gross unrealized depreciation on investments	(5,848,548)
Net unrealized appreciation on investments	20,967,418
Cost of investments	58,415,806

18	New Perspective Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended March 31, 2020						Year ended September 30, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$451,802		$1,191,209		$1,643,011		$410,143		$2,218,136	$2,628,279
Class C	4,387		40,662		45,049		3,528		82,910	86,438
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	16,936		47,437		64,373		15,194		90,949	106,143
Class F-2	135,265		295,152		430,417		106,278		469,285	575,563
Class F-3	76,567		155,358		231,925		54,404		225,546	279,950
Class 529-A	22,064		61,464		83,528		19,553		114,500	134,053
Class 529-C	524		6,752		7,276		377		14,999	15,376
Class 529-E	647		2,331		2,978		591		4,655	5,246
Class 529-T	—	*	—	*	—	*	—	*	1	1
Class 529-F-1	1,819		4,105		5,924		1,592		7,230	8,822
Class R-1	155		1,995		2,150		149		4,541	4,690
Class R-2	1,614		14,879		16,493		1,075		29,681	30,756
Class R-2E	407		1,887		2,294		304		3,268	3,572
Class R-3	10,371		41,201		51,572		9,972		87,540	97,512
Class R-4	20,128		54,912		75,040		19,227		110,262	129,489
Class R-5E	1,720		3,809		5,529		1,293		5,327	6,620
Class R-5	21,030		44,270		65,300		20,316		87,662	107,978
Class R-6	269,130		545,018		814,148		215,828		891,857	1,107,685
Total	$1,034,566		$2,512,441		$3,547,007		$879,824		$4,448,350	$5,328,174

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.352% on such assets in excess of $89 billion. For the six months ended March 31, 2020, the investment advisory services fee was $173,601,000, which was equivalent to an annualized rate of 0.373% of average daily net assets.

New Perspective Fund	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also

20	New Perspective Fund

include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

New Perspective Fund	21

For the six months ended March 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$54,293	$19,463		$6,620		Not applicable
Class C	7,118	635		216		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,179	1,117		263		Not applicable
Class F-2	Not applicable	5,965		1,641		Not applicable
Class F-3	Not applicable	173		871		Not applicable
Class 529-A	2,575	897		337		$712
Class 529-C	1,163	96		36		75
Class 529-E	207	19		13		27
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	60		23		48
Class R-1	347	38		10		Not applicable
Class R-2	1,958	948		78		Not applicable
Class R-2E	198	72		10		Not applicable
Class R-3	3,702	1,154		222		Not applicable
Class R-4	2,479	992		297		Not applicable
Class R-5E	Not applicable	120		23		Not applicable
Class R-5	Not applicable	371		245		Not applicable
Class R-6	Not applicable	69		3,073		Not applicable
Total class-specific expenses	$76,219	$32,189		$13,978		$862

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $449,000 in the fund’s statement of operations reflects $286,000 in current fees (either paid in cash or deferred) and a net increase of $163,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

22	New Perspective Fund

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $296,381,000 and $515,578,000, respectively, which generated $64,374,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2020.

New Perspective Fund	23

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2020

Class A	$1,702,333	38,054	$1,604,011	34,084		$(2,995,782)	(67,879)	$310,562	4,259
Class C	122,247	2,845	44,539	988		(233,604)	(5,481)	(66,818)	(1,648)
Class T	—	—	—	—		—	—	—	—
Class F-1	204,937	4,490	62,989	1,347		(224,661)	(5,137)	43,265	700
Class F-2	1,952,678	43,938	407,407	8,694		(1,569,966)	(36,182)	790,119	16,450
Class F-3	1,016,939	22,522	229,518	4,881		(552,233)	(12,535)	694,224	14,868
Class 529-A	133,363	2,955	83,508	1,798		(183,779)	(4,106)	33,092	647
Class 529-C	15,095	346	7,273	162		(39,595)	(902)	(17,227)	(394)
Class 529-E	4,734	109	2,978	65		(8,470)	(194)	(758)	(20)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	19,551	433	5,923	128		(16,141)	(361)	9,333	200
Class R-1	4,602	111	2,134	48		(13,960)	(324)	(7,224)	(165)
Class R-2	53,849	1,238	16,456	365		(93,010)	(2,155)	(22,705)	(552)
Class R-2E	8,351	185	2,293	50		(15,811)	(352)	(5,167)	(117)
Class R-3	126,116	2,857	51,532	1,121		(285,707)	(6,483)	(108,059)	(2,505)
Class R-4	171,179	4,005	75,032	1,619		(339,005)	(7,643)	(92,794)	(2,019)
Class R-5E	60,909	1,332	5,529	118		(20,150)	(455)	46,288	995
Class R-5	113,907	2,479	65,245	1,389		(232,526)	(5,183)	(53,374)	(1,315)
Class R-6	2,300,662	52,608	813,086	17,282		(1,754,237)	(39,671)	1,359,511	30,219
Total net increase (decrease)	$8,011,452	180,507	$3,479,454	74,139		$(8,578,637)	(195,043)	$2,912,269	59,603

24	New Perspective Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2019

Class A	$2,588,400	60,890	$2,566,637	70,706		$(4,792,423)	(112,893)	$362,614	18,703
Class C	209,287	5,133	85,561	2,457		(359,476)	(8,829)	(64,628)	(1,239)
Class T	—	—	—	—		—	—	—	—
Class F-1	336,606	7,948	103,813	2,878		(483,670)	(11,432)	(43,251)	(606)
Class F-2	3,560,364	83,641	542,924	15,019		(2,144,265)	(51,065)	1,959,023	47,595
Class F-3	1,641,819	38,516	275,231	7,588		(737,204)	(17,349)	1,179,846	28,755
Class 529-A	223,433	5,306	134,011	3,738		(333,570)	(7,885)	23,874	1,159
Class 529-C	27,897	687	15,361	442		(76,075)	(1,864)	(32,817)	(735)
Class 529-E	7,874	189	5,230	147		(16,694)	(402)	(3,590)	(66)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	41,910	987	8,821	247		(24,455)	(578)	26,276	656
Class R-1	7,338	181	4,665	135		(25,237)	(617)	(13,234)	(301)
Class R-2	96,909	2,375	30,708	881		(153,908)	(3,768)	(26,291)	(512)
Class R-2E	19,692	469	3,572	100		(16,435)	(387)	6,829	182
Class R-3	227,037	5,448	97,429	2,747		(486,627)	(11,682)	(162,161)	(3,487)
Class R-4	320,623	7,581	129,458	3,619		(528,069)	(12,612)	(77,988)	(1,412)
Class R-5E	98,097	2,330	6,616	183		(21,678)	(509)	83,035	2,004
Class R-5	198,871	4,646	107,839	2,976		(416,783)	(9,864)	(110,073)	(2,242)
Class R-6	3,735,193	88,176	1,105,773	30,479		(1,560,014)	(36,405)	3,280,952	82,250
Total net increase (decrease)	$13,341,350	314,503	$5,223,650	144,342		$(12,176,583)	(288,141)	$6,388,417	170,704

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,061,143,000 and $11,764,471,000, respectively, during the six months ended March 31, 2020.

New Perspective Fund	25

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
3/31/2020[5,6]	$44.52	$.12	$(4.28)	$(4.16)
9/30/2019	46.89	.37	.12	.49
9/30/2018	43.54	.38	5.34	5.72
9/30/2017	37.41	.39	7.11	7.50
9/30/2016	35.80	.34	3.48	3.82
9/30/2015	38.12	.32	(.12)	.20
Class C:
3/31/2020[5,6]	42.46	(.05)	(4.10)	(4.15)
9/30/2019	44.80	.03	.14	.17
9/30/2018	41.82	.02	5.14	5.16
9/30/2017	35.98	.07	6.85	6.92
9/30/2016	34.53	.05	3.35	3.40
9/30/2015	36.91	.01	(.10)	(.09)
Class T:
3/31/2020[5,6]	44.53	.17	(4.27)	(4.10)
9/30/2019	46.91	.46	.11	.57
9/30/2018	43.57	.47	5.34	5.81
9/30/2017[5,11]	38.61	.27	4.69	4.96
Class F-1:
3/31/2020[5,6]	44.21	.11	(4.25)	(4.14)
9/30/2019	46.57	.33	.12	.45
9/30/2018	43.26	.36	5.30	5.66
9/30/2017	37.19	.35	7.07	7.42
9/30/2016	35.60	.32	3.47	3.79
9/30/2015	37.91	.30	(.12)	.18
Class F-2:
3/31/2020[5,6]	44.40	.17	(4.25)	(4.08)
9/30/2019	46.81	.46	.09	.55
9/30/2018	43.47	.47	5.33	5.80
9/30/2017	37.38	.47	7.08	7.55
9/30/2016	35.77	.42	3.49	3.91
9/30/2015	38.11	.40	(.13)	.27
Class F-3:
3/31/2020[5,6]	44.58	.20	(4.27)	(4.07)
9/30/2019	46.98	.51	.08	.59
9/30/2018	43.63	.52	5.34	5.86
9/30/2017[5,12]	37.16	.36	6.11	6.47

26	New Perspective Fund

Dividends and distributions							Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

$(.48)	$(1.26)	$(1.74)	$38.62	(10.05)%[7]	$37,094		.75%[8]		.75%[8]		.52%[8]
(.45)	(2.41)	(2.86)	44.52	2.55	42,567		.75		.75		.85
(.19)	(2.18)	(2.37)	46.89	13.48	43,958		.74		.74		.85
(.29)	(1.08)	(1.37)	43.54	20.87	40,527		.75		.75		.98
(.26)	(1.95)	(2.21)	37.41	10.91	36,897		.77		.77		.94
(.23)	(2.29)	(2.52)	35.80	.34	35,187		.75		.75		.84

(.14)	(1.26)	(1.40)	36.91	(10.38)[7]	1,192		1.49	[8]	1.49	[8]	(.23)[8]
(.10)	(2.41)	(2.51)	42.46	1.76	1,442		1.52		1.52		.07
—	(2.18)	(2.18)	44.80	12.62	1,576		1.53		1.53		.06
—	(1.08)	(1.08)	41.82	19.88	1,448		1.55		1.55		.18
—	(1.95)	(1.95)	35.98	10.03	1,390		1.57		1.57		.14
—	(2.29)	(2.29)	34.53	(.45)	1,331		1.55		1.55		.04

(.58)	(1.26)	(1.84)	38.59	(9.95)[7,9]	—	[10]	.51	[8,9]	.51	[8,9]	.76	[8,9]
(.54)	(2.41)	(2.95)	44.53	2.80 [9]	—	[10]	.53	[9]	.53	[9]	1.07	[9]
(.29)	(2.18)	(2.47)	46.91	13.71 [9]	—	[10]	.53	[9]	.53	[9]	1.04	[9]
—	—	—	43.57	12.85 [7,9]	—	[10]	.27	[7,9]	.27	[7,9]	.64	[7,9]

(.45)	(1.26)	(1.71)	38.36	(10.06)[7]	1,482		.79	[8]	.79	[8]	.48	[8]
(.40)	(2.41)	(2.81)	44.21	2.47	1,677		.82		.82		.78
(.17)	(2.18)	(2.35)	46.57	13.40	1,795		.81		.81		.79
(.27)	(1.08)	(1.35)	43.26	20.76	1,717		.83		.83		.91
(.25)	(1.95)	(2.20)	37.19	10.83	1,546		.84		.84		.88
(.20)	(2.29)	(2.49)	35.60	.31	1,326		.81		.81		.79

(.58)	(1.26)	(1.84)	38.48	(9.94)[7]	9,503		.53	[8]	.53	[8]	.75	[8]
(.55)	(2.41)	(2.96)	44.40	2.74	10,234		.54		.54		1.07
(.28)	(2.18)	(2.46)	46.81	13.71	8,560		.54		.54		1.05
(.38)	(1.08)	(1.46)	43.47	21.09	5,611		.55		.55		1.19
(.35)	(1.95)	(2.30)	37.38	11.13	4,130		.55		.55		1.18
(.32)	(2.29)	(2.61)	35.77	.57	2,644		.55		.55		1.06

(.62)	(1.26)	(1.88)	38.63	(9.88)[7]	5,188		.42	[8]	.42	[8]	.86	[8]
(.58)	(2.41)	(2.99)	44.58	2.85	5,324		.44		.44		1.18
(.33)	(2.18)	(2.51)	46.98	13.81	4,260		.45		.45		1.16
—	—	—	43.63	17.41 [7]	2,478		.45	[8]	.45	[8]	1.27	[8]

See end of table for footnotes.

New Perspective Fund	27

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
3/31/2020[5,6]	$43.94	$.11	$(4.23)	$(4.12)
9/30/2019	46.31	.33	.12	.45
9/30/2018	43.05	.35	5.27	5.62
9/30/2017	37.01	.35	7.03	7.38
9/30/2016	35.43	.30	3.46	3.76
9/30/2015	37.75	.28	(.11)	.17
Class 529-C:
3/31/2020[5,6]	42.35	(.06)	(4.09)	(4.15)
9/30/2019	44.66	.01	.15	.16
9/30/2018	41.72	(.01)	5.13	5.12
9/30/2017	35.92	.05	6.83	6.88
9/30/2016	34.49	.03	3.35	3.38
9/30/2015	36.89	(.01)	(.10)	(.11)
Class 529-E:
3/31/2020[5,6]	43.44	.06	(4.19)	(4.13)
9/30/2019	45.79	.23	.14	.37
9/30/2018	42.58	.24	5.22	5.46
9/30/2017	36.62	.26	6.96	7.22
9/30/2016	35.07	.22	3.42	3.64
9/30/2015	37.39	.19	(.11)	.08
Class 529-T:
3/31/2020[5,6]	44.51	.16	(4.27)	(4.11)
9/30/2019	46.89	.44	.11	.55
9/30/2018	43.56	.45	5.34	5.79
9/30/2017[5,11]	38.61	.26	4.69	4.95
Class 529-F-1:
3/31/2020[5,6]	43.86	.16	(4.20)	(4.04)
9/30/2019	46.28	.43	.09	.52
9/30/2018	43.00	.45	5.27	5.72
9/30/2017	36.98	.44	7.01	7.45
9/30/2016	35.41	.39	3.44	3.83
9/30/2015	37.74	.37	(.12)	.25
Class R-1:
3/31/2020[5,6]	42.09	(.06)	(4.06)	(4.12)
9/30/2019	44.41	.02	.15	.17
9/30/2018	41.49	.02	5.08	5.10
9/30/2017	35.70	.07	6.80	6.87
9/30/2016	34.27	.05	3.33	3.38
9/30/2015	36.65	.02	(.11)	(.09)

28	New Perspective Fund

Dividends and distributions							Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

$(.45)	$(1.26)	$(1.71)	$38.11	(10.06)%[7]	$1,901		.79%[8]		.79%[8]		.48%[8]
(.41)	(2.41)	(2.82)	43.94	2.47	2,163		.82		.82		.78
(.18)	(2.18)	(2.36)	46.31	13.41	2,227		.82		.82		.78
(.26)	(1.08)	(1.34)	43.05	20.76	1,893		.82		.82		.91
(.23)	(1.95)	(2.18)	37.01	10.80	1,618		.86		.86		.86
(.20)	(2.29)	(2.49)	35.43	.30	1,503		.84		.84		.75

(.10)	(1.26)	(1.36)	36.84	(10.39)[7]	194		1.54	[8]	1.54	[8]	(.27)[8]
(.06)	(2.41)	(2.47)	42.35	1.71	240		1.57		1.57		.02
—	(2.18)	(2.18)	44.66	12.54	286		1.58		1.58		(.03)
—	(1.08)	(1.08)	41.72	19.80	393		1.60		1.60		.13
—	(1.95)	(1.95)	35.92	9.95	351		1.63		1.63		.08
—	(2.29)	(2.29)	34.49	(.48)	331		1.62		1.62		(.03)

(.35)	(1.26)	(1.61)	37.70	(10.16)[7]	70		1.02	[8]	1.02	[8]	.25	[8]
(.31)	(2.41)	(2.72)	43.44	2.24	82		1.04		1.04		.55
(.07)	(2.18)	(2.25)	45.79	13.15	89		1.05		1.05		.55
(.18)	(1.08)	(1.26)	42.58	20.47	84		1.06		1.06		.67
(.14)	(1.95)	(2.09)	36.62	10.54	74		1.09		1.09		.62
(.11)	(2.29)	(2.40)	35.07	.04	71		1.09		1.09		.51

(.56)	(1.26)	(1.82)	38.58	(9.97)[7,9]	—	[10]	.55	[8,9]	.55	[8,9]	.72	[8,9]
(.52)	(2.41)	(2.93)	44.51	2.73 [9]	—	[10]	.57	[9]	.57	[9]	1.03	[9]
(.28)	(2.18)	(2.46)	46.89	13.65 [9]	—	[10]	.59	[9]	.59	[9]	.99	[9]
—	—	—	43.56	12.82 [7,9]	—	[10]	.29	[7,9]	.29	[7,9]	.62	[7,9]

(.56)	(1.26)	(1.82)	38.00	(9.96)[7]	130		.56	[8]	.56	[8]	.71	[8]
(.53)	(2.41)	(2.94)	43.86	2.72	142		.59		.59		1.03
(.26)	(2.18)	(2.44)	46.28	13.67	119		.59		.59		1.00
(.35)	(1.08)	(1.43)	43.00	21.02	97		.61		.61		1.13
(.31)	(1.95)	(2.26)	36.98	11.07	76		.63		.63		1.09
(.29)	(2.29)	(2.58)	35.41	.47	62		.63		.63		.97

(.10)	(1.26)	(1.36)	36.61	(10.38)[7]	56		1.52	[8]	1.52	[8]	(.26)[8]
(.08)	(2.41)	(2.49)	42.09	1.73	71		1.54		1.54		.05
—	(2.18)	(2.18)	44.41	12.59	88		1.54		1.54		.04
—	(1.08)	(1.08)	41.49	19.89	85		1.54		1.54		.18
—	(1.95)	(1.95)	35.70	10.01	89		1.56		1.56		.14
—	(2.29)	(2.29)	34.27	(.43)	98		1.54		1.54		.05

See end of table for footnotes.

New Perspective Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
3/31/2020[5,6]	$42.52	$(.06)	$(4.10)	$(4.16)
9/30/2019	44.85	.02	.15	.17
9/30/2018	41.87	.02	5.14	5.16
9/30/2017	36.03	.07	6.85	6.92
9/30/2016	34.56	.05	3.37	3.42
9/30/2015	36.93	.03	(.11)	(.08)
Class R-2E:
3/31/2020[5,6]	43.68	.01	(4.21)	(4.20)
9/30/2019	46.02	.16	.13	.29
9/30/2018	42.85	.15	5.26	5.41
9/30/2017	37.01	.20	7.00	7.20
9/30/2016	35.67	.19	3.47	3.66
9/30/2015	38.12	.68	(.50)	.18
Class R-3:
3/31/2020[5,6]	43.39	.04	(4.18)	(4.14)
9/30/2019	45.73	.21	.13	.34
9/30/2018	42.52	.22	5.22	5.44
9/30/2017	36.57	.25	6.95	7.20
9/30/2016	35.03	.21	3.41	3.62
9/30/2015	37.34	.19	(.11)	.08
Class R-4:
3/31/2020[5,6]	43.85	.11	(4.21)	(4.10)
9/30/2019	46.23	.34	.11	.45
9/30/2018	42.96	.35	5.28	5.63
9/30/2017	36.94	.37	7.01	7.38
9/30/2016	35.37	.32	3.44	3.76
9/30/2015	37.69	.30	(.11)	.19
Class R-5E:
3/31/2020[5,6]	44.22	.16	(4.23)	(4.07)
9/30/2019	46.69	.48	.05	.53
9/30/2018	43.40	.31	5.47	5.78
9/30/2017	37.30	.47	7.04	7.51
9/30/2016[5,14]	39.06	.35	.23	.58
Class R-5:
3/31/2020[5,6]	44.53	.18	(4.26)	(4.08)
9/30/2019	46.92	.48	.10	.58
9/30/2018	43.56	.50	5.34	5.84
9/30/2017	37.44	.49	7.10	7.59
9/30/2016	35.82	.44	3.49	3.93
9/30/2015	38.15	.41	(.11)	.30

30	New Perspective Fund

Dividends and distributions							Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

$(.14)	$(1.26)	$(1.40)	$36.96	(10.39)%[7]	$430		1.53%[8]		1.53%[8]		(.26)%[8]
(.09)	(2.41)	(2.50)	42.52	1.73	518		1.54		1.54		.06
—	(2.18)	(2.18)	44.85	12.60	570		1.54		1.54		.05
— [13]	(1.08)	(1.08)	41.87	19.87	557		1.55		1.55		.18
—	(1.95)	(1.95)	36.03	10.05	536		1.55		1.55		.16
—	(2.29)	(2.29)	34.56	(.40)	544		1.51		1.51		.08

(.27)	(1.26)	(1.53)	37.95	(10.25)[7]	52		1.23	[8]	1.23	[8]	.04	[8]
(.22)	(2.41)	(2.63)	43.68	2.05	65		1.24		1.24		.38
(.06)	(2.18)	(2.24)	46.02	12.92	60		1.24		1.24		.33
(.28)	(1.08)	(1.36)	42.85	20.26	53		1.24		1.24		.51
(.37)	(1.95)	(2.32)	37.01	10.46	25		1.24		1.24		.52
(.34)	(2.29)	(2.63)	35.67	.29 [9]	—	[10]	.95	[9]	.95	[9]	1.79	[9]

(.32)	(1.26)	(1.58)	37.67	(10.18)[7]	1,198		1.07	[8]	1.07	[8]	.19	[8]
(.27)	(2.41)	(2.68)	43.39	2.21	1,488		1.09		1.09		.50
(.05)	(2.18)	(2.23)	45.73	13.09	1,728		1.09		1.09		.49
(.17)	(1.08)	(1.25)	42.52	20.44	1,750		1.09		1.09		.64
(.13)	(1.95)	(2.08)	36.57	10.52	1,600		1.11		1.11		.60
(.10)	(2.29)	(2.39)	35.03	.04	1,573		1.09		1.09		.50

(.46)	(1.26)	(1.72)	38.03	(10.03)[7]	1,638		.77	[8]	.77	[8]	.50	[8]
(.42)	(2.41)	(2.83)	43.85	2.49	1,977		.79		.79		.81
(.18)	(2.18)	(2.36)	46.23	13.44	2,149		.79		.79		.80
(.28)	(1.08)	(1.36)	42.96	20.80	2,092		.79		.79		.95
(.24)	(1.95)	(2.19)	36.94	10.84	1,814		.81		.81		.90
(.22)	(2.29)	(2.51)	35.37	.34	1,741		.79		.79		.80

(.57)	(1.26)	(1.83)	38.32	(9.95)[7]	145		.58	[8]	.58	[8]	.70	[8]
(.59)	(2.41)	(3.00)	44.22	2.72	123		.57		.57		1.13
(.31)	(2.18)	(2.49)	46.69	13.68	36		.57		.57		.68
(.33)	(1.08)	(1.41)	43.40	20.98	2		.59		.59		1.17
(.39)	(1.95)	(2.34)	37.30	1.68 [7]	—	[10]	.70	[8]	.69	[8]	1.14	[8]

(.60)	(1.26)	(1.86)	38.59	(9.92)[7]	1,341		.46	[8]	.46	[8]	.81	[8]
(.56)	(2.41)	(2.97)	44.53	2.82	1,606		.49		.49		1.11
(.30)	(2.18)	(2.48)	46.92	13.79	1,798		.49		.49		1.10
(.39)	(1.08)	(1.47)	43.56	21.16	1,691		.49		.49		1.24
(.36)	(1.95)	(2.31)	37.44	11.19	1,475		.50		.50		1.21
(.34)	(2.29)	(2.63)	35.82	.64	1,435		.49		.49		1.09

See end of table for footnotes.

New Perspective Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
3/31/2020[5,6]	$44.61	$.20	$(4.28)	$(4.08)
9/30/2019	47.00	.51	.09	.60
9/30/2018	43.64	.52	5.34	5.86
9/30/2017	37.51	.51	7.11	7.62
9/30/2016	35.88	.45	3.51	3.96
9/30/2015	38.21	.44	(.13)	.31

	Six months ended
	March 31,	Year ended September 30,
	2020[5,6,7]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[15]	13%	20%	23%	28%	22%[16]	27%

See notes to financial statements.

32	New Perspective Fund

Dividends and distributions						Ratio of	Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments[4]	expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

$(.62)	$(1.26)	$(1.88)	$38.65	(9.90)%[7]	$18,138	.42%[8]	.42%[8]	.86%[8]
(.58)	(2.41)	(2.99)	44.61	2.88	19,586	.44	.44	1.18
(.32)	(2.18)	(2.50)	47.00	13.82	16,772	.44	.44	1.15
(.41)	(1.08)	(1.49)	43.64	21.22	12,727	.45	.45	1.29
(.38)	(1.95)	(2.33)	37.51	11.26	9,398	.45	.45	1.25
(.35)	(2.29)	(2.64)	35.88	.68	8,200	.45	.45	1.15

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Includes the value of securities sold due to a redemption of shares in-kind. The rate would have been 21% without the redemption of shares in-kind.

New Perspective Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2019, through March 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	New Perspective Fund

	Beginning account value 10/1/2019	Ending account value 3/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$899.50	$3.56	.75%
Class A – assumed 5% return	1,000.00	1,021.25	3.79	.75
Class C – actual return	1,000.00	896.17	7.06	1.49
Class C – assumed 5% return	1,000.00	1,017.55	7.52	1.49
Class T – actual return	1,000.00	900.54	2.42	.51
Class T – assumed 5% return	1,000.00	1,022.45	2.58	.51
Class F-1 – actual return	1,000.00	899.35	3.75	.79
Class F-1 – assumed 5% return	1,000.00	1,021.05	3.99	.79
Class F-2 – actual return	1,000.00	900.62	2.52	.53
Class F-2 – assumed 5% return	1,000.00	1,022.35	2.68	.53
Class F-3 – actual return	1,000.00	901.16	2.00	.42
Class F-3 – assumed 5% return	1,000.00	1,022.90	2.12	.42
Class 529-A – actual return	1,000.00	899.44	3.75	.79
Class 529-A – assumed 5% return	1,000.00	1,021.05	3.99	.79
Class 529-C – actual return	1,000.00	896.13	7.30	1.54
Class 529-C – assumed 5% return	1,000.00	1,017.30	7.77	1.54
Class 529-E – actual return	1,000.00	898.44	4.84	1.02
Class 529-E – assumed 5% return	1,000.00	1,019.90	5.15	1.02
Class 529-T – actual return	1,000.00	900.34	2.61	.55
Class 529-T – assumed 5% return	1,000.00	1,022.25	2.78	.55
Class 529-F-1 – actual return	1,000.00	900.37	2.66	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,022.20	2.83	.56
Class R-1 – actual return	1,000.00	896.21	7.21	1.52
Class R-1 – assumed 5% return	1,000.00	1,017.40	7.67	1.52
Class R-2 – actual return	1,000.00	896.10	7.25	1.53
Class R-2 – assumed 5% return	1,000.00	1,017.35	7.72	1.53
Class R-2E – actual return	1,000.00	897.52	5.83	1.23
Class R-2E – assumed 5% return	1,000.00	1,018.85	6.21	1.23
Class R-3 – actual return	1,000.00	898.18	5.08	1.07
Class R-3 – assumed 5% return	1,000.00	1,019.65	5.40	1.07
Class R-4 – actual return	1,000.00	899.68	3.66	.77
Class R-4 – assumed 5% return	1,000.00	1,021.15	3.89	.77
Class R-5E – actual return	1,000.00	900.48	2.76	.58
Class R-5E – assumed 5% return	1,000.00	1,022.10	2.93	.58
Class R-5 – actual return	1,000.00	900.84	2.19	.46
Class R-5 – assumed 5% return	1,000.00	1,022.70	2.33	.46
Class R-6 – actual return	1,000.00	900.97	2.00	.42
Class R-6 – assumed 5% return	1,000.00	1,022.90	2.12	.42

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

New Perspective Fund	35

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which

36	New Perspective Fund

the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the Board’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

New Perspective Fund	37

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	New Perspective Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

New Perspective Fund	39

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40	New Perspective Fund

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New Perspective Fund	41

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42	New Perspective Fund

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New Perspective Fund	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	New Perspective Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete March 31, 2020, portfolio of New Perspective Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright© 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

New Perspective Fund®

Investment portfolio

March 31, 2020

unaudited

Common stocks 93.45% Information technology 22.72%	Shares	Value (000)
Microsoft Corp.	16,637,627	$2,623,920
Taiwan Semiconductor Manufacturing Co., Ltd.1	206,441,941	1,842,703
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,502,219	71,791
ASML Holding NV1	3,882,905	1,031,923
ASML Holding NV (New York registered)	1,738,112	454,760
Mastercard Inc., Class A	5,960,072	1,439,715
Visa Inc., Class A	6,841,807	1,102,352
Broadcom Inc.	3,554,518	842,776
PayPal Holdings, Inc.2	7,572,051	724,948
ServiceNow, Inc.2	2,447,623	701,440
Adobe Inc.2	2,064,777	657,095
Samsung Electronics Co., Ltd.1	14,509,670	563,905
Keyence Corp.1	1,400,440	451,944
Temenos AG1	2,885,697	378,386
Shopify Inc., Class A, subordinate voting shares2	907,500	378,364
GoDaddy Inc., Class A2	6,214,439	354,907
Global Payments Inc.	2,270,429	327,464
Autodesk, Inc.2	1,789,566	279,351
SAP SE1	2,227,605	255,847
Smartsheet Inc., Class A2,3	6,080,924	252,419
Advanced Micro Devices, Inc.2	5,450,023	247,867
TE Connectivity Ltd.	3,765,000	237,120
Amadeus IT Group SA, Class A, non-registered shares1	4,538,868	215,258
Tokyo Electron Ltd.1	1,099,308	206,713
Trimble Inc.2	6,466,687	205,835
Apple Inc.	793,407	201,755
Texas Instruments Inc.	1,959,220	195,785
Alteryx, Inc., Class A2	1,867,750	177,754
Edenred SA1	3,685,721	154,259
Worldline SA, non-registered shares1,2	2,388,539	140,403
Intel Corp.	2,425,239	131,254
Micron Technology, Inc.2	2,973,500	125,065
Zendesk, Inc.2	1,900,000	121,619
Halma PLC1	4,884,646	116,052
ON Semiconductor Corp.2	7,601,308	94,560
VeriSign, Inc.2	500,000	90,045
FLIR Systems, Inc.	2,646,001	84,381
Dell Technologies Inc., Class C2	1,989,859	78,699
Motorola Solutions, Inc.	500,000	66,460
CDK Global, Inc.	1,957,828	64,315
NetApp, Inc.	1,532,788	63,902
Infosys Ltd. (ADR)	7,683,400	63,081
Largan Precision Co., Ltd.1	506,000	62,903
Nokia Corp.1	16,580,537	52,036
STMicroelectronics NV1	2,185,000	47,554
Workday, Inc., Class A2	361,657	47,095
Applied Materials, Inc.	994,930	45,588

New Perspective Fund — Page 1 of 8

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
AAC Technologies Holdings Inc.1	5,793,500	$29,856
Twilio Inc.2	92,600	8,287
LG Display Co., Ltd.1,2	800,000	7,180
		18,118,691
Consumer discretionary 15.04%
Amazon.com, Inc.2	1,623,289	3,164,959
Tesla, Inc.2	3,377,612	1,769,869
NIKE, Inc., Class B	9,606,499	794,842
LVMH Moët Hennessy-Louis Vuitton SE1	1,684,052	625,113
Naspers Ltd., Class N1	3,558,811	505,604
Kering SA1	941,478	491,258
Prosus NV1,2	6,599,429	457,265
adidas AG1	1,670,650	384,329
Booking Holdings Inc.2	273,026	367,307
Hermès International1	411,862	284,457
EssilorLuxottica1	2,233,965	241,022
MercadoLibre, Inc.2	477,362	233,230
Hilton Worldwide Holdings Inc.	3,190,340	217,709
Home Depot, Inc.	1,165,433	217,598
Hyundai Motor Co.1	2,966,131	213,724
Industria de Diseño Textil, SA1	6,992,906	181,548
Trip.com Group Ltd. (ADR)2	7,003,760	164,238
Delivery Hero SE1,2	2,080,000	157,727
Restaurant Brands International Inc.	3,485,237	139,514
Suzuki Motor Corp.1	5,764,425	137,931
Galaxy Entertainment Group Ltd.1	24,653,000	130,584
Marriott International, Inc., Class A	1,596,451	119,430
Melco Resorts & Entertainment Ltd. (ADR)	8,769,000	108,736
Nitori Holdings Co., Ltd.1	683,000	92,321
InterContinental Hotels Group PLC1	1,881,506	80,558
Domino’s Pizza, Inc.	245,600	79,592
Hilton Grand Vacations Inc.2,3	4,764,120	75,130
YUM! Brands, Inc.	1,011,083	69,290
Wynn Macau, Ltd.1	43,826,718	66,289
Cie. Financière Richemont SA, Class A1	1,124,138	61,608
MGM Resorts International	5,000,000	59,000
Fast Retailing Co., Ltd.1	124,400	50,832
Peugeot SA1	3,640,537	48,537
Stars Group Inc.2	1,969,600	40,219
Wynn Resorts, Ltd.	636,075	38,285
Renault SA1	1,627,500	31,607
Ryohin Keikaku Co., Ltd.1	2,316,200	25,997
Valeo SA, non-registered shares1	1,060,112	17,728
Evolution Gaming Group AB1	434,449	14,792
Sodexo SA1,4	199,981	13,551
Tata Motors Ltd.1	13,922,000	13,167
Samsonite International SA1	12,529,900	11,848
		11,998,345
Health care 13.96%
Intuitive Surgical, Inc.2	2,246,953	1,112,714
Vertex Pharmaceuticals Inc.2	3,720,540	885,303
AstraZeneca PLC1	8,737,509	780,505
Boston Scientific Corp.2	23,791,613	776,320

New Perspective Fund — Page 2 of 8

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Thermo Fisher Scientific Inc.	2,567,528	$728,151
Regeneron Pharmaceuticals, Inc.2	1,395,212	681,268
Zoetis Inc., Class A	4,697,110	552,803
Seattle Genetics, Inc.2	4,024,620	464,361
Novo Nordisk A/S, Class B1	6,689,505	403,521
Pfizer Inc.	11,597,132	378,530
Coloplast A/S, Class B1	2,556,969	372,023
BeiGene, Ltd. (ADR)2	2,964,818	364,999
Incyte Corp.2	4,790,195	350,786
Danaher Corp.	2,435,505	337,098
Insulet Corp.2	1,833,902	303,841
Koninklijke Philips NV (EUR denominated)1	7,089,946	286,964
IDEXX Laboratories, Inc.2	1,082,980	262,341
Edwards Lifesciences Corp.2	1,388,529	261,904
Abbott Laboratories	3,104,677	244,990
Novartis AG1	2,495,334	206,227
Galapagos NV1,2	844,495	167,567
Ultragenyx Pharmaceutical Inc.2,3	3,730,079	165,727
Shionogi & Co., Ltd.1	2,460,900	121,091
Fisher & Paykel Healthcare Corp. Ltd.1	6,590,877	119,478
Agios Pharmaceuticals, Inc.2	3,232,903	114,703
NovoCure Ltd.2	1,554,500	104,680
Teva Pharmaceutical Industries Ltd. (ADR)2	10,944,700	98,283
Olympus Corp.1	5,065,000	73,100
Straumann Holding AG1	95,779	71,381
Gilead Sciences, Inc.	936,548	70,016
Eli Lilly and Co.	434,486	60,272
Sanofi1	678,142	59,704
Bayer AG1	709,883	41,670
Daiichi Sankyo Co., Ltd.1	538,600	37,057
Merck & Co., Inc.	317,183	24,404
Roche Holding AG, nonvoting, non-registered shares1	64,040	20,820
Sage Therapeutics, Inc.2	695,520	19,975
Allakos Inc.2,4	185,202	8,240
Sarepta Therapeutics, Inc.2	26,700	2,612
Bluebird Bio, Inc.2	53,711	2,469
		11,137,898
Financials 10.01%
JPMorgan Chase & Co.	12,039,494	1,083,916
AIA Group Ltd.1	119,958,000	1,079,178
London Stock Exchange Group PLC1	10,358,068	933,279
CME Group Inc., Class A	5,075,493	877,604
Moody’s Corp.	2,974,540	629,115
Chubb Ltd.	3,852,704	430,309
BlackRock, Inc.	976,810	429,767
Hong Kong Exchanges and Clearing Ltd.1	9,263,300	278,188
Intercontinental Exchange, Inc.	3,118,110	251,787
DNB ASA1	18,506,545	207,555
ICICI Bank Ltd. (ADR)	10,790,139	91,716
ICICI Bank Ltd.1	12,897,573	56,482
Arch Capital Group Ltd.2	5,188,409	147,662
Aon PLC, Class A	849,600	140,218
Hiscox Ltd.1	10,358,268	118,604
Bank of America Corp.	4,986,586	105,865

New Perspective Fund — Page 3 of 8

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
SVB Financial Group2	684,328	$103,388
Everest Re Group, Ltd.	536,314	103,198
Prudential PLC1	6,759,356	86,283
Berkshire Hathaway Inc., Class A2	279	75,888
Fairfax Financial Holdings Ltd., subordinate voting shares	244,730	75,026
Svenska Handelsbanken AB, Class A1,2	8,113,011	67,940
Deutsche Boerse AG1	468,115	64,304
AXA SA1	3,252,161	56,317
Banco Bilbao Vizcaya Argentaria, SA1	15,928,031	50,918
UniCredit SpA1	6,114,159	47,872
Morgan Stanley	1,264,058	42,978
Société Générale1	2,453,810	41,279
Mitsubishi UFJ Financial Group, Inc.1	10,919,200	40,736
Goldman Sachs Group, Inc.	260,996	40,347
Macquarie Group Ltd.1	731,273	39,813
Aviva PLC1	9,215,000	30,593
TMX Group Ltd.	395,983	29,480
Barclays PLC1	24,516,111	28,486
RenaissanceRe Holdings Ltd.	166,154	24,810
Discovery Ltd.1	5,101,045	22,181
KBC Groep NV1	410,756	18,955
Sampo Oyj, Class A1	619,579	18,122
MetLife, Inc.	401,753	12,282
Brighthouse Financial, Inc.2	36,522	883
		7,983,324
Communication services 8.94%
Facebook, Inc., Class A2	14,093,624	2,350,816
Alphabet Inc., Class C2	761,752	885,773
Alphabet Inc., Class A2	634,046	736,730
Netflix, Inc.2	3,498,755	1,313,782
Activision Blizzard, Inc.2	7,078,373	421,022
América Móvil, SAB de CV, Series L (ADR)	25,599,838	301,566
SoftBank Group Corp.1	7,832,600	274,274
Cellnex Telecom, SA, non-registered shares1	4,268,933	194,308
Nintendo Co., Ltd.1	345,400	133,219
Vodafone Group PLC1	77,666,660	108,493
Sea Ltd., Class A (ADR)2	2,116,709	93,791
Adevinta ASA1,2	10,150,000	90,790
Koninklijke KPN NV1	33,536,121	80,216
Z Holding Corp.1	19,922,000	64,081
Altice USA, Inc., Class A2	2,032,426	45,303
Bharti Airtel Ltd.1,2	4,184,975	24,110
Spotify Technology SA2	69,646	8,458
		7,126,732
Consumer staples 7.15%
Nestlé SA1	9,765,707	1,006,534
Costco Wholesale Corp.	2,170,275	618,811
Pernod Ricard SA1	3,967,050	564,269
Mondelez International, Inc.	10,481,578	524,917
British American Tobacco PLC1	11,055,811	377,538
Uni-Charm Corp.1	9,854,700	370,018
Carlsberg A/S, Class B1	2,343,271	265,999
L’Oréal SA, bonus shares1	686,197	180,117

New Perspective Fund — Page 4 of 8

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
L’Oréal SA, non-registered shares1	196,011	$51,450
Japan Tobacco Inc.1	11,550,800	213,811
Reckitt Benckiser Group PLC1	2,703,364	207,477
KOSÉ Corp.1,4	1,429,900	176,289
Coca-Cola European Partners PLC	4,434,944	166,443
Anheuser-Busch InBev SA/NV1	3,389,639	150,528
Danone SA1	1,957,826	126,269
Unilever NV (EUR denominated)1	2,298,133	113,229
Diageo PLC1	3,432,031	109,923
Estée Lauder Cos. Inc., Class A	496,000	79,033
Associated British Foods PLC1	3,132,776	70,308
Walgreens Boots Alliance, Inc.	1,237,718	56,626
Coca-Cola HBC AG (CDI)1	2,502,568	53,788
Coca-Cola Co.	1,151,530	50,955
Godrej Consumer Products Ltd.1	6,773,183	46,163
Unilever PLC1	663,379	33,490
Philip Morris International Inc.	438,764	32,012
Fomento Económico Mexicano, SAB de CV	4,950,000	29,885
General Mills, Inc.	459,800	24,264
		5,700,146
Industrials 6.59%
Safran SA1	6,238,107	548,305
Honeywell International Inc.	3,983,618	532,968
Airbus SE, non-registered shares1	8,088,657	524,818
DSV Panalpina A/S1	3,977,903	362,201
ASSA ABLOY AB, Class B1	17,143,859	324,104
Nidec Corp.1	5,688,532	295,071
Equifax Inc.	2,286,248	273,092
SMC Corp.1	633,800	270,552
IDEX Corp.	1,539,650	212,641
Lennox International Inc.	893,238	162,382
Northrop Grumman Corp.	488,808	147,889
Deere & Co.	1,056,283	145,936
Spirax-Sarco Engineering PLC1	1,346,629	136,034
Ryanair Holdings PLC (ADR)2	2,510,705	133,293
Boeing Co.	746,826	111,382
Rheinmetall AG1	1,456,105	103,925
RELX PLC1	4,747,207	101,767
Aggreko PLC1,3	16,547,147	99,683
MTU Aero Engines AG1	676,500	99,109
Recruit Holdings Co., Ltd.1	3,757,148	97,016
Aalberts NV, non-registered shares1	3,944,895	93,666
Epiroc AB, Class B1	4,532,840	44,954
Epiroc AB, Class A1	4,187,768	41,515
PageGroup PLC1,3	17,039,067	76,815
Westinghouse Air Brake Technologies Corp.	1,325,859	63,814
Experian PLC1	2,178,000	60,632
Uber Technologies, Inc.2	1,840,619	51,390
TransDigm Group Inc.	139,067	44,528
General Electric Co.	4,111,865	32,648
Johnson Controls International PLC	1,071,101	28,877
International Consolidated Airlines Group SA (CDI)1	5,678,249	15,053

New Perspective Fund — Page 5 of 8

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
JGC Holdings Corp.1	1,789,762	$14,356
DP World PLC1	238,056	3,567
		5,253,983
Materials 4.52%
Koninklijke DSM NV1	5,339,413	606,740
Sherwin-Williams Co.	985,313	452,771
Vale SA, ordinary nominative (ADR)	46,719,719	387,307
Vale SA, ordinary nominative	7,577,155	63,025
Shin-Etsu Chemical Co., Ltd.1	4,181,300	414,404
Asahi Kasei Corp.1	40,935,273	289,322
Linde PLC	1,104,947	191,156
Chr. Hansen Holding A/S1	2,035,475	152,722
Barrick Gold Corp.	7,433,419	136,180
Gerdau SA (ADR)4	66,879,838	127,741
Air Liquide SA, non-registered shares1	959,109	122,936
Nutrien Ltd. (CAD denominated)	3,384,435	115,700
Dow Inc.	3,477,269	101,675
LyondellBasell Industries NV	1,646,401	81,711
DuPont de Nemours Inc.	2,299,173	78,402
LafargeHolcim Ltd.1	2,122,307	77,585
Sika AG1	406,634	67,280
Newmont Corp.	1,082,249	49,004
Alrosa PJSC1	44,452,000	36,451
First Quantum Minerals Ltd.	5,720,700	29,228
CF Industries Holdings, Inc.	619,344	16,846
Wheaton Precious Metals Corp. (CAD denominated)	389,200	10,711
		3,608,897
Energy 2.03%
Reliance Industries Ltd.1	19,311,500	284,245
Enbridge Inc. (CAD denominated)	6,903,107	201,016
Rosneft Oil Co. PJSC (GDR)1	43,788,325	176,670
EOG Resources, Inc.	3,765,338	135,251
TOTAL SA1	3,448,869	133,745
Baker Hughes Co., Class A	11,234,275	117,960
Schlumberger Ltd.	7,626,671	102,884
ConocoPhillips	2,855,013	87,934
Royal Dutch Shell PLC, Class B1	5,138,802	86,162
INPEX Corp.1	9,862,700	55,439
Chevron Corp.	665,714	48,238
Canadian Natural Resources, Ltd. (CAD denominated)	3,296,202	45,088
China Oilfield Services Ltd., Class H1	55,900,000	42,731
LUKOIL Oil Co. PJSC (ADR)1	582,748	34,731
Gazprom PJSC (ADR)1	6,873,361	31,666
Halliburton Co.	2,443,347	16,737
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	2,462,831	13,545
Weatherford International2	386,250	2,298
		1,616,340

New Perspective Fund — Page 6 of 8

unaudited

Common stocks (continued) Utilities 1.47%	Shares	Value (000)
Ørsted AS1	5,521,811	$542,269
Enel SpA1	40,611,209	282,671
Sempra Energy	1,832,760	207,084
AES Corp.	10,118,319	137,609
		1,169,633
Real estate 1.02%
Equinix, Inc. REIT	546,546	341,356
American Tower Corp. REIT	1,251,008	272,407
CK Asset Holdings Ltd.1	21,942,000	119,370
Digital Realty Trust, Inc. REIT	588,899	81,804
		814,937
Total common stocks (cost: $53,378,678,000)		74,528,926
Preferred securities 0.19% Health care 0.10%
Grifols, SA, Class B, nonvoting preferred, non-registered shares1	3,772,540	75,396
Energy 0.05%
Petróleo Brasileiro SA (Petrobras), preferred nominative	15,303,900	41,204
Information technology 0.03%
Samsung Electronics Co., Ltd., nonvoting preferred shares1	596,200	19,461
Materials 0.01%
Gerdau SA, preferred nominative	5,574,300	10,782
Total preferred securities (cost: $182,158,000)		146,843
Bonds, notes & other debt instruments 0.02% Corporate bonds & notes 0.02% Energy 0.02%	Principal amount (000)
Weatherford International PLC 11.00% 20245	$24,701	15,080
Total corporate bonds & notes		15,080
Total bonds, notes & other debt instruments (cost: $20,447,000)		15,080
Short-term securities 5.88% Money market investments 5.88%	Shares
Capital Group Central Cash Fund 1.00%6	46,018,919	4,603,732
Blackrock FedFund 0.33%6,7	35,000,000	35,000
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.43%6,7	19,242,833	19,243
Goldman Sachs Financial Square Government Fund 0.34%6,7	18,000,000	18,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.25%6,7	10,000,000	10,000
State Street Institutional U.S. Government Money Market Fund 0.32%6,7	5,000,000	5,000

New Perspective Fund — Page 7 of 8

unaudited

Short-term securities (continued) Money market investments (continued)	Shares	Value (000)
RBC U.S. Government Money Market Fund 0.82%6,7	1,000,000	$1,000
Fidelity Institutional Money Market Funds - Government Portfolio 0.30%6,7	400,000	400
		4,692,375
Total short-term securities (cost: $4,690,704,000)		4,692,375
Total investment securities 99.54% (cost: $58,271,987,000)		79,383,224
Other assets less liabilities 0.46%		368,747
Net assets 100.00%		$79,751,971

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $27,996,342,000, which represented 35.10% of the net assets of the fund. This amount includes $27,816,225,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	All or a portion of this security was on loan. The total value of all such securities was $83,900,000, which represented .11% of the net assets of the fund.
5	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,080,000, which represented .02% of the net assets of the fund.
6	Rate represents the seven-day yield at 3/31/2020.
7	Security purchased with cash collateral from securities on loan.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-007-0520O-S73139	New Perspective Fund — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: May 29, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 29, 2020